Related Party Lease	12 Months Ended
Dec. 31, 2017
Notes
Related Party Lease

8.        RELATED PARTY LEASE

On July 7, 2017, we entered into a sublease agreement with Funding Wonder, Inc., our affiliate, for the lease of our corporate facility in Miami, Florida. The term of the sublease is monthly and can be terminated by either party with thirty-days’ notice. The monthly lease payment is $5,600 per month. From July 7, 2017 (date of inception) through December 31, 2017, we recorded rent expense of $32,893.